Consolidated Statements of Net Earnings (Parentheticals) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Investment Income, Interest	$ 1,746	$ 967	$ 699